Bank Loans (Details)																											12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Jan. 17, 2024 USD ($)	Jan. 17, 2024 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Dec. 14, 2023 USD ($)	Dec. 14, 2023 CNY (¥)	Jun. 28, 2023 USD ($)	Jun. 28, 2023 CNY (¥)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CNY (¥)	Mar. 14, 2023 USD ($)	Mar. 14, 2023 CNY (¥)	Jan. 19, 2023 USD ($)	Jan. 19, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Jan. 16, 2023 USD ($)	Jan. 16, 2023 CNY (¥)	Jan. 11, 2023 USD ($)	Jan. 11, 2023 CNY (¥)	Dec. 16, 2022 USD ($)	Dec. 16, 2022 CNY (¥)	Dec. 14, 2022 USD ($)	Dec. 14, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Dec. 30, 2022 USD ($)	Jul. 15, 2022 USD ($)	Jun. 10, 2022 USD ($)	Jan. 27, 2022 USD ($)	Jan. 27, 2022 CNY (¥)
Bank Loans (Details) [Line Items]
Obtain loan amount | ¥																																			¥ 10
Fixed annual interest rate percentage	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	3.90%	4.10%	4.10%			4.20%	4.20%	4.20%	4.20%			4.20%	4.20%			4.10%	4.10%
Fixed assets																																$ 1,800,000	$ 1,800,000	$ 2,400,000
Total facility amount											$ 1,126,776	¥ 8					$ 1,408,471	¥ 10			$ 704,235	¥ 5			$ 724,932	¥ 5
Drew down amount	$ 492,965	¥ 3,500,000	$ 1,408,471	¥ 10	$ 249,485	¥ 1,771,316	$ 454,751	¥ 3,228,684	$ 1,126,776	¥ 8			$ 198,912	¥ 1,412,254	$ 1,408,471	¥ 10			$ 505,323	¥ 3,587,746			$ 724,932	¥ 5
Advance repaid amount																															$ 289,973
Approximately bank loan amount											$ 1,700,000
Interest expense																											$ 144,080	$ 203,380	$ 211,197
Bank Loan [Member]
Bank Loans (Details) [Line Items]
Weighted average interest rate																											4.10%	5.10%
Loan from SPD Bank [Member]
Bank Loans (Details) [Line Items]
Weighted average interest rate																													5.00%
Zhuhai Powerbridge [Member]
Bank Loans (Details) [Line Items]
Fixed assets																														$ 2,300,000
Bank Loan [Member]
Bank Loans (Details) [Line Items]
Obtain loan amount																																$ 724,932	$ 724,932	$ 1,449,864
Fixed annual interest rate percentage																																		4.70%	4.70%
Fixed annual interest																																4.50%	4.50%